Cover	Jan. 31, 2023
Cover [Abstract]
Entity Registrant Name	FCCC, INC.
Entity Central Index Key	0000730669
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 31, 2023
Entity Incorporation State Country Code	NV
Entity File Number	001-08589
Entity Tax Identification Number	06-0759497
Entity Address Address Line 1	17800 Castleton
Entity Address Address Line 2	St, #695
Entity Address City Or Town	City of Industry
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91748
City Area Code	812
Local Phone Number	933-8888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false